Pension Plans, Postretirement and Other Employee Benefits - Pension Plan Assets Classes of Securities (Detail)	Dec. 31, 2017	Dec. 31, 2016
United States | Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	70.00%	70.00%
United States | Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	29.00%	30.00%
United States | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	0.00%	0.00%
United States | All Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	1.00%	0.00%
Foreign | Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	50.00%	61.00%
Foreign | Debt Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	42.00%	34.00%
Foreign | Real Estate
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	2.00%	2.00%
Foreign | All Other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Debt Securities	6.00%	3.00%